Note 9 - Convertible Notes Payable and Credit Facility (Details) (USD $)	1 Months Ended										3 Months Ended		9 Months Ended		12 Months Ended			5 Months Ended	1 Months Ended	6 Months Ended
	Mar. 18, 2014	Feb. 25, 2014	Jan. 27, 2014	Dec. 19, 2013	Dec. 31, 2013	Nov. 20, 2013	Nov. 25, 2013	Oct. 21, 2013	Sep. 30, 2013	Aug. 30, 2013	Sep. 30, 2014	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 19, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Nov. 14, 2014	Sep. 30, 2014	Apr. 16, 2014	Dec. 29, 2013	Dec. 31, 2011	Dec. 02, 2013	Jan. 02, 2014	Feb. 02, 2014	Mar. 02, 2014	Nov. 02, 2013	May 02, 2014	Jun. 02, 2014	Apr. 02, 2014	Jul. 01, 2014	Nov. 30, 2013	Oct. 31, 2013	Feb. 15, 2011
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Convertible Notes Payable				$ 250,000	$ 442,084					$ 200,000	$ 715,198		$ 715,198		$ 250,000	$ 442,084		$ 715,198		$ 715,198
Proceeds from Convertible Debt	300,000	200,000	100,000	250,000			200,000			200,000			600,000	201,363
Number of Warrants Issued During Period (in Shares)				6,250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 0.02		$ 0.02	$ 0.49						$ 0.23		$ 0.23		$ 0.02	$ 0.49	$ 1.36	$ 0.23		$ 0.23		$ 0.02	$ 3.57
Debt Instrument, Interest Rate, Stated Percentage					8.00%											8.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)				$ 0.02	$ 0.02						$ 0.02		$ 0.02		$ 0.02	$ 0.02		$ 0.02		$ 0.02
Debt Instrument, Convertible, Threshold Consecutive Trading Days													20 days		20 days	20 days
Debt Instrument, Convertible, Stock Price Trigger (in Dollars per share)					$ 0.04								$ 0.04		$ 0.04	$ 0.04
Line of Credit Facility, Repayment of Principle and Accrued Interest, Total, Percent																120.00%
Derivative Asset, Fair Value, Gross Liability				243,889	243,889						366,519		366,519		243,889	243,889		366,519		366,519
Embedded Derivative, Gain (Loss) on Embedded Derivative, Net											48,607		31,924			65,962
Fair Value Assumptions, Expected Volatility Rate																149.10%
Fair Value Assumptions, Risk Free Interest Rate																0.70%
Fair Value Assumptions, Expected Term												4 years 36 days				4 years 36 days
Debt Instrument, Unamortized Discount					109,000											109,000
Debt Instrument, Face Amount					650,000						940,000		940,000			650,000		940,000		940,000
Line of Credit Facility, Initiation Date									Sep. 30, 2013
Line of Credit Facility, Expiration Period									1 year
Line of Credit Facility, Maximum Borrowing Capacity									500,000					500,000
Line Of Credit Facility, Maximum Borrowing Capacity, Percentage																120.00%
Line of Credit Facility, Collateral Fees, Amount									5,000
Line of Credit Facility, Administrative Fee, Percentage									0.50%
Prepayment Fee, Percent									0.50%
Long-term Line of Credit					500,000			500,000	350,000		500,000		500,000	350,000		500,000		500,000		500,000
Proceeds from Lines of Credit						50,000	50,000	100,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)																					1,000,000
Debt Conversion, Original Debt, Amount																	481,242
Matures November 302014 [Member] | Convertible Notes Payable [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Debt Instrument, Face Amount																								30,000
Matures December 312014 [Member] | Convertible Notes Payable [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Debt Instrument, Face Amount																									30,000
Matures January 312015 [Member] | Convertible Notes Payable [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Debt Instrument, Face Amount																										30,000
Matures February 282015 [Member] | Convertible Notes Payable [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Debt Instrument, Face Amount																											30,000
Matures October 312014 [Member] | Convertible Notes Payable [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Debt Instrument, Face Amount																												30,000
Matures Between October 312014 And February 282015 [Member] | Convertible Notes Payable [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Debt Instrument, Face Amount																											150,000
Matures April 302015 [Member] | Convertible Notes Payable [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Debt Instrument, Face Amount																													20,000
Matures May 312015 [Member] | Convertible Notes Payable [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Debt Instrument, Face Amount																														20,000
Matures March 312015 [Member] | Convertible Notes Payable [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Debt Instrument, Face Amount																															20,000
Matures Between February 282015 And May 312015 [Member] | Convertible Notes Payable [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Debt Instrument, Face Amount																														60,000
Matures June 152015 [Member] | Convertible Notes Payable [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Debt Instrument, Face Amount																																10,000
Matures October 312014 And November 302014 [Member] | Convertible Notes Payable [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Debt Conversion, Original Debt, Amount																		460,000
Interest on Convertible Debt, Accrued and Converted																		27,153
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																		24,496,404
Series D Preferred Stock [Member] | Securities Pledged as Collateral [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Preferred Stock, Shares Issued (in Shares)									50					50
Series D Preferred Stock [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Convertible Notes Payable										200,000
Preferred Stock, Shares Issued (in Shares)										147
Long-term Line of Credit									350,000					350,000
Warrants In Connection With December 2013 Convertible Debt [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Fair Value Assumptions, Expected Volatility Rate					149.10%
Fair Value Assumptions, Risk Free Interest Rate					0.70%
Fair Value Assumptions, Expected Term					4 years 36 days
Debt Instrument, Unamortized Discount					109,000											109,000
Warrants In Connection With February 2014 Convertible Debt [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Fair Value Assumptions, Expected Volatility Rate												169.10%
Fair Value Assumptions, Risk Free Interest Rate												0.70%
Debt Instrument, Unamortized Discount												101,000
Warrants In Connection With March 2014 Convertible Debt [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Fair Value Assumptions, Expected Volatility Rate												168.80%
Fair Value Assumptions, Risk Free Interest Rate												0.80%
Fair Value Assumptions, Expected Term												4 years 36 days
Debt Instrument, Unamortized Discount												154,000
Warrant [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Fair Value Assumptions, Expected Volatility Rate					149.10%
Fair Value Assumptions, Risk Free Interest Rate					0.70%
Fair Value Assumptions, Expected Term					4 years 36 days
Debt Instrument, Unamortized Discount					109,000											109,000
Convertible Notes Payable [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.00%																																8.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 0.02																																$ 0.02
Debt Instrument, Face Amount																																	60,000	30,000
Subsequent Event [Member] | Convertible Debt [Member] | Maximum [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)		$ 0.04
Subsequent Event [Member] | Convertible Debt [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)		$ 0.02
Debt Instrument, Face Amount		200,000
Subsequent Event [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Proceeds from Convertible Debt			100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 0.02
Debt Instrument, Interest Rate, Stated Percentage			8.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)			$ 0.02
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)		5,000,000
Debt Conversion, Original Debt, Amount																			150,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																			8,110,790
Previously Recorded [Member] | Convertible Debt [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Derivative Asset, Fair Value, Gross Liability												178,000
Convertible Debt [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Number of Warrants Issued During Period (in Shares)		5,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.02	$ 0.02
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 0.02	$ 0.02
Debt Instrument, Convertible, Threshold Consecutive Trading Days	20 days
Debt Instrument, Convertible, Stock Price Trigger (in Dollars per share)	$ 0.04
Line of Credit Facility, Repayment of Principle and Accrued Interest, Total, Percent												120.00%
Derivative Asset, Fair Value, Gross Liability											123,000		123,000					123,000		123,000
Embedded Derivative, Gain (Loss) on Embedded Derivative, Net											49,000									32,000
Debt Instrument, Face Amount	300,000	200,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	7,500,000	5,000,000
Advances [Member] | Minimum [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Interest Expense									500
Advances [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage									12.00%					12.00%
Interest Expense									500
The 2011 Credit Facility [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																																			750,000
Percentage of Gross Eligible Account Receivables																																			50.00%
Gross Eligible Accounts Receivables																																			1,500,000
Accounts Receivable [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity									200,000					200,000
Line Of Credit Facility, Maximum Borrowing Capacity, Percentage									80.00%
Raw Materials [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Line Of Credit Facility, Maximum Borrowing Capacity, Percentage									50.00%
Finished Goods [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Line Of Credit Facility, Maximum Borrowing Capacity, Percentage									65.00%
Cash [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Line Of Credit Facility, Maximum Borrowing Capacity, Percentage									95.00%
Aggregate, Cash, Raw Material, and Finished Goods [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity									300,000					300,000
Maximum [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) [Line Items]
Equity Method Investment, Ownership Percentage					9.99%											9.99%
Line of Credit Facility, Administrative Fee, Amount									$ 500